Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite Lived Intangible Assets [Line Items]
Less: Accumulated amortization	$ (19,910)	$ (15,136)
Exchange differences	(117)	1
Intangible assets, net	4,418	7,247
Computer software and systems
Finite Lived Intangible Assets [Line Items]
Cost	22,615	$ 22,382
Developed technologies
Finite Lived Intangible Assets [Line Items]
Cost	117
Customer relationship
Finite Lived Intangible Assets [Line Items]
Cost	1,103
Contract backlog
Finite Lived Intangible Assets [Line Items]
Cost	$ 610